Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
July 31, 2026
CAI-NPRT1-0926
1.804853.122
Alternative Funds - 2.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (f)(p)	38,033,001	351,713,981
Fidelity Private Credit Company LLC (f)(p)	60,000	618,204
TOTAL ALTERNATIVE FUNDS (Cost $379,069,472)		352,332,185

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point Clo Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.4292% 10/20/2037 (e)(i)(j)	757,000	762,166
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.4029% 3/31/2038 (e)(i)(j)	721,000	725,745
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (e)(i)(j)	1,078,000	1,080,106
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4792% 7/20/2038 (e)(i)(j)	691,000	691,374
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (e)(i)(j)	1,141,000	1,141,501
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.9529% 10/15/2038 (e)(i)(j)	889,000	863,309
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.4029% 4/15/2038 (e)(i)(j)	1,562,000	1,535,362
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4832% 4/22/2038 (e)(i)(j)	1,672,000	1,674,538
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4792% 10/20/2037 (e)(i)(j)	903,000	892,393
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.5602% 10/25/2037 (e)(i)(j)	1,082,000	1,082,646
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.5602% 7/25/2038 (e)(i)(j)	1,404,000	1,415,722
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0792% 10/20/2037 (e)(i)(j)	412,000	409,654
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (e)(i)(j)	2,379,000	2,405,233
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.8529% 4/15/2038 (e)(i)(j)	1,048,000	1,045,976
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (e)(i)(j)	1,608,000	1,609,803
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 7/20/2037 (e)(i)(j)	471,000	472,438
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (e)	664,000	665,517
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 7/15/2037 (e)(i)(j)	914,000	914,080
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 10/20/2037 (e)(i)(j)	1,070,000	1,053,827
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2792% 7/20/2037 (e)(i)(j)	1,291,000	1,273,840
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.2529% 7/15/2033 (e)(i)(j)	1,586,000	1,574,103
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.7529% 10/15/2039 (e)(i)(j)	1,250,000	1,251,588
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		23,778,755
UNITED STATES - 0.0%
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (e)	2,043,837	2,054,307
Obra CLO 1 Ltd / Obra CLO 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (e)	750,000	751,435
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4792% 1/20/2038 (e)(i)(j)	864,000	868,698
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.3161% 9/25/2032 (e)(i)(j)	233,699	234,548
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.1161% 6/27/2033 (e)(i)	2,672,691	2,672,685
TOTAL UNITED STATES		6,581,673
TOTAL ASSET-BACKED SECURITIES (Cost $31,159,000)		31,122,594

Bank Loan Obligations - 8.2%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (h)(i)(j)	8,831,134	8,839,435
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (h)(i)(j)	15,968,147	16,230,982
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (h)(i)(j)	11,825,575	10,150,246
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.843% 1/30/2031 (h)(i)(j)	960,486	910,963
TOTAL LUXEMBOURG		11,061,209
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (h)(i)(j)	9,132,113	8,846,734
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (h)(i)(j)	11,852,188	11,500,889

TOTAL SWITZERLAND		20,347,623
UNITED KINGDOM - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 9/27/2029 (h)(i)(j)	8,514,636	8,543,415
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (h)(i)(j)	32,030,000	32,120,005
TOTAL UNITED KINGDOM		40,663,420
UNITED STATES - 7.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC Tranche EXCHANGE TL, term loan 10.7665% 7/2/2031 (h)(i)	3,009,013	3,086,736
Entertainment - 0.3%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (h)(i)(j)	29,865,000	29,872,466
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (h)(i)(j)(k)	13,655,000	13,725,050
		43,597,516
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (h)(i)(j)	724,800	720,727
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0954% 1/31/2029 (h)(i)(j)	7,181,250	7,086,098
		7,806,825
TOTAL COMMUNICATION SERVICES		54,491,077
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 5/6/2030 (h)(i)(j)	2,124,499	2,126,623
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/23/2032 (h)(i)(j)	6,573,893	6,597,361
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 6/20/2031 (h)(i)(j)	3,291,515	3,286,644
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/29/2029 (h)(i)(j)	28,770,969	28,769,818
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 12/30/2026 (c)(h)(i)(j)	8,893,103	5,691,586
		34,461,404
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (h)(i)(j)	11,860,275	11,743,570
Specialty Retail - 0.7%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (h)(i)(j)	4,603,480	4,594,872
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (h)(i)(j)	121,881,104	97,099,019
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (h)(i)(j)	1,477,575	1,476,865
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/30/2031 (h)(i)(j)	2,083,106	2,087,523
		105,258,279
TOTAL CONSUMER DISCRETIONARY		163,473,881
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (h)(i)(j)	1,777,452	1,191,888
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (h)(i)(j)	1,165,101	1,182,764
		2,374,652
Food Products - 0.0%
B&G Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/10/2029 (h)(i)(j)(k)	3,290,000	3,239,269
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 2/12/2031 (h)(i)(j)	2,107,255	2,069,640
		5,308,909
TOTAL CONSUMER STAPLES		7,683,561
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (h)(i)(j)(l)	22,084,511	13,158,614
Financials - 1.2%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (h)(i)(j)	9,385,344	9,373,049
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/15/2031 (h)(i)(j)	23,724,779	23,394,294
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (h)(i)(j)	1,718,250	1,719,676
		34,487,019
Financial Services - 0.4%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2337% 7/1/2032 (h)(i)(j)	13,656,375	13,030,503
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 7/31/2031 (h)(i)(j)	11,795,863	11,522,316
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2626% 10/8/2032 (h)(i)(j)	1,266,825	1,270,347
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(h)	9,343,250	9,506,757
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (h)(i)(j)	28,447,650	28,541,528
		63,871,451
Insurance - 0.6%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 6/21/2032 (h)(i)(j)	16,202,885	14,550,191
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 11/6/2030 (h)(i)(j)	11,583,859	10,581,855
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 5/28/2032 (h)(i)(j)	3,607,783	3,505,178
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/19/2031 (h)(i)(j)	33,900,374	33,750,195
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4822% 5/6/2032 (h)(i)(j)	13,536,842	12,984,133
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (h)(i)(j)	11,174,718	10,979,160
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9837% 6/20/2030 (h)(i)(j)	7,707,987	7,710,762
		94,061,474
TOTAL FINANCIALS		192,419,944
Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 1/15/2031 (h)(i)(j)	3,116,489	3,124,280
Health Care Technology - 0.3%
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3967% 5/1/2031 (h)(i)(j)	34,288,652	32,128,468
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 12/12/2031 (h)(i)(j)	6,642,462	6,652,160
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (h)(i)(j)	17,884,350	17,331,545
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 8/2/2032 (h)(i)(j)	1,300,183	1,303,433
		18,634,978
TOTAL HEALTH CARE		60,539,886
Industrials - 1.3%
Aerospace & Defense - 0.2%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2309% 1/19/2032 (h)(i)(j)	10,070,625	10,082,508
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 8/19/2032 (h)(i)(j)	21,482,663	21,512,309
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 2/13/2033 (h)(i)(j)	2,583,525	2,585,979
		34,180,796
Commercial Services & Supplies - 0.8%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/13/2032 (h)(i)(j)	19,009,375	19,005,954
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 12/21/2028 (h)(i)(j)	17,313,761	17,336,616
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2309% 2/15/2031 (h)(i)(j)	6,202,238	5,464,605
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (h)(i)(j)	30,668,922	24,362,778
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (h)(i)(j)	25,795,247	19,023,994
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (h)(i)(j)	4,436,625	4,553,796
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (h)(i)(j)	17,985,000	17,866,479
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9744% 11/30/2028 (h)(i)(j)	1,717,232	1,717,661
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 12/10/2028 (h)(i)(j)	4,739,697	4,755,480
		114,087,363
Machinery - 0.1%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4809% 9/12/2032 (h)(i)(j)	1,920,362	1,925,970
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8309% 3/25/2031 (h)(i)(j)	6,006,738	6,025,118
		7,951,088
Passenger Airlines - 0.2%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (h)(i)(j)	35,795,000	35,511,504
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 4/29/2033 (h)(i)(j)	3,130,000	3,124,303
TOTAL INDUSTRIALS		194,855,054
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.1%
Amber Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/15/2033 (h)(i)(j)(k)	3,098,723	3,094,850
Amber Acquisitionco LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 0% 7/15/2033 (h)(i)(j)(k)	211,277	211,013
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 7/9/2032 (h)(i)(j)	1,939,159	1,941,583
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.749% 8/18/2031 (h)(i)(j)	2,908,200	2,909,014
		8,156,460
IT Services - 0.2%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (h)(i)	3,974,277	3,205,930
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0727% 3/22/2032 (h)(i)(j)	5,579,375	4,172,145
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6727% 2/1/2028 (h)(i)(j)	20,648,608	18,760,706
		26,138,781
Software - 1.9%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2322% 2/23/2032 (h)(i)(j)	225,000	220,993
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (h)(i)(j)	11,599,776	11,394,924
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 12/11/2028 (h)(i)(j)	17,413,731	17,204,244
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 3/29/2032 (h)(i)(j)	27,903,678	26,248,432
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.8107% 11/15/2031 (h)(i)(j)(m)	3,925,000	3,915,188
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9875% 10/9/2031 (h)(i)(j)	1,587,940	1,450,980
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 7/26/2032 (h)(i)(j)	1,626,825	1,216,864
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0727% 7/1/2031 (h)(i)(j)	28,890,413	26,705,720
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4264% 11/15/2032 (h)(i)(j)	1,745,625	1,710,713
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (h)(i)(j)	21,170,053	18,834,784
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (h)(i)(j)	65,177,183	63,996,173
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 9/8/2032 (h)(i)(j)	6,923,379	6,934,180
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.0727% 2/10/2031 (h)(i)(j)	82,591,981	79,216,446
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 4/14/2031 (h)(i)(j)	34,649,777	33,229,136
		292,278,777
TOTAL INFORMATION TECHNOLOGY		326,574,018
Materials - 1.1%
Chemicals - 0.8%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (h)(i)(j)	4,268,941	3,991,459
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (h)(i)(j)	13,524,503	12,645,410
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (h)(i)(j)	61,025,985	60,720,856
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (h)(i)(j)	17,239,568	16,372,245
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (h)(i)(j)	25,419,274	25,440,372
		119,170,342
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (h)(i)(j)	62,363,150	60,835,252
TOTAL MATERIALS		180,005,594
TOTAL UNITED STATES		1,193,201,629
TOTAL BANK LOAN OBLIGATIONS (Cost $1,344,132,294)		1,290,344,298

Common Stocks - 20.8%
	Shares	Value ($)
CANADA - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Shopify Inc Class A (b)	339,800	39,796,244
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)(g)	952,267	17,701,480
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	11,800	6,479,796
TOTAL FRANCE		24,181,276
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	695,700	1,307,916
Studio City International Holdings Ltd ADR (b)(e)	631,958	1,188,081

TOTAL HONG KONG		2,495,997
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (c)	122,283	325,735
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	43,500	9,968,460
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	571,000	230,826,750
UNITED STATES - 18.9%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet Inc Class A	597,400	212,752,062
Meta Platforms Inc Class A	189,100	105,273,861
		318,025,923
Media - 0.0%
iHeartMedia Inc Class A (b)	104	373
TOTAL COMMUNICATION SERVICES		318,026,296
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp	453,873	38,606,438
New Cotai LLC / New Cotai Capital Corp (b)(c)(f)	3,366,626	33,666
		38,640,104
Textiles, Apparel & Luxury Goods - 0.1%
Arena Brands Holding Corp (c)(f)	659,302	20,820,757
TOTAL CONSUMER DISCRETIONARY		59,460,861
Consumer Staples - 0.2%
Beverages - 0.0%
Celsius Holdings Inc (b)(d)	238,100	6,954,901
Consumer Staples Distribution & Retail - 0.2%
Southeastern Grocers LLC rights (b)(c)	793,345	8
US Foods Holding Corp (b)	310,200	31,203,018
		31,203,026
TOTAL CONSUMER STAPLES		38,157,927
Energy - 0.2%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (b)(c)	193,218	1
Superior Energy Services Inc Class A (b)(c)	110,370	10,789,771
		10,789,772
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	17,780	935,584
EP Energy Corp (b)(c)	841,775	1,405,764
Expand Energy Corp	1,693	159,193
Mesquite Energy Inc (b)(c)	764,432	11,657,592
Unit Corp	37,978	1,148,835
		15,306,968
TOTAL ENERGY		26,096,740
Financials - 2.2%
Capital Markets - 0.1%
Ares Management Corp Class A	145,100	18,585,859
PJT Partners Inc Class A	5,092	857,035
		19,442,894
Consumer Finance - 0.2%
OneMain Holdings Inc	569,200	35,620,536
Financial Services - 1.4%
Apollo Global Management Inc	610,300	76,647,577
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	931	2,718
Mastercard Inc Class A	92,500	53,011,750
Scrs Intermediate Holding Corp (c)(e)	518	4,321,014
Visa Inc Class A	227,700	83,367,801
		217,350,860
Insurance - 0.5%
Arthur J Gallagher & Co	303,679	75,743,616
TOTAL FINANCIALS		348,157,906
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	61,700	2,423,575
Health Care Providers & Services - 0.2%
Cano Health LLC warrants 6/28/2029 (b)(c)	10,791	0
Encompass Health Corp	34	3,776
Tenet Healthcare Corp (b)	105,098	26,776,869
		26,780,645
TOTAL HEALTH CARE		29,204,220
Industrials - 6.3%
Building Products - 0.6%
Carlisle Cos Inc	35,200	12,669,184
Simpson Manufacturing Co Inc	75,300	14,136,822
Trane Technologies PLC	149,500	68,015,025
		94,821,031
Construction & Engineering - 3.4%
API Group Corp (b)	545,500	21,645,440
Comfort Systems USA Inc	135,600	234,545,965
Construction Partners Inc Class A (b)	285,700	29,527,095
EMCOR Group Inc	43,900	35,007,177
IES Holdings Inc (b)	194,700	144,961,938
Sterling Infrastructure Inc (b)	92,800	55,380,256
WillScot Holdings Corp	610,100	14,813,228
		535,881,099
Electrical Equipment - 1.8%
Eaton Corp PLC	206,300	85,655,760
Nextpower Inc Class A (b)	876,300	78,753,081
nVent Electric PLC	315,900	48,594,897
Vertiv Holdings Co Class A	297,900	71,963,703
		284,967,441
Ground Transportation - 0.1%
Uber Technologies Inc (b)	304,100	21,396,476
Machinery - 0.4%
Parker-Hannifin Corp	58,900	57,517,617
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (b)(d)	265,711	3,986
Spirit Aviation Holdings Inc (b)	57,517	862
		4,848
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (b)(c)	34,884	0
TOTAL INDUSTRIALS		994,588,512
Information Technology - 6.5%
Communications Equipment - 0.4%
Arista Networks Inc (b)	384,000	69,254,400
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp (b)	154,500	40,616,505
IT Services - 0.0%
GTT Communications Inc (b)(c)	85,487	2,795,425
Semiconductors & Semiconductor Equipment - 4.3%
KLA Corp	425,000	77,698,500
Marvell Technology Inc	273,600	51,316,416
Micron Technology Inc	163,700	134,730,011
MKS Inc (d)	155,900	46,372,455
NVIDIA Corp	1,435,300	288,136,475
ON Semiconductor Corp (b)	692,403	56,507,009
Wolfspeed Inc (d)	353,440	8,348,253
		663,109,119
Software - 1.5%
AppLovin Corp Class A (b)	66,200	26,208,580
Fair Isaac Corp (b)	14,100	15,833,877
Microsoft Corp	227,400	105,677,328
Monday.com Ltd (b)	206,900	18,031,335
Palantir Technologies Inc Class A (b)	330,700	40,695,942
Terawulf Inc (b)(d)	952,300	16,817,618
		223,264,680
TOTAL INFORMATION TECHNOLOGY		999,040,129
Materials - 0.3%
Construction Materials - 0.3%
Eagle Materials Inc	142,000	29,101,480
James Hardie Industries PLC (b)	489,900	12,879,471
Martin Marietta Materials Inc	23,300	12,235,762
		54,216,713
Metals & Mining - 0.0%
Elah Holdings Inc (b)(c)	906	13,364
TOTAL MATERIALS		54,230,077
Utilities - 0.6%
Electric Utilities - 0.0%
Portland General Electric Co	14,817	730,923
Independent Power and Renewable Electricity Producers - 0.6%
PureWest Energy LLC (b)(c)	17,812	4,004
Vistra Corp	636,300	94,293,297
		94,297,301
TOTAL UTILITIES		95,028,224
TOTAL UNITED STATES		2,961,990,892
TOTAL COMMON STOCKS (Cost $1,766,401,707)		3,269,585,354

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (c)	4,804,902	2,969,910
Financials - 0.1%
Capital Markets - 0.1%
Coinbase Global Inc 0.25% 4/1/2030	8,566,000	7,604,165
TOTAL UNITED STATES		10,574,075
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,346,139)		10,574,075

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
UNITED STATES - 1.7%
Financials - 1.7%
Capital Markets - 0.7%
Ares Management Corp 6.75% Series B	2,500,162	103,436,070
Financial Services - 1.0%
Acrisure Holdings Inc Series A-2 (b)(c)	4,942,757	159,057,920
TOTAL UNITED STATES		262,493,990
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $208,727,348)		262,493,990

Non-Convertible Corporate Bonds - 41.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (e)	5,032,000	4,742,472
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (e)	9,015,000	8,938,067
Mineral Resources Ltd 6% 5/1/2032 (e)	6,795,000	6,646,497
Mineral Resources Ltd 6.25% 5/1/2034 (e)	7,265,000	7,065,409
Mineral Resources Ltd 7% 4/1/2031 (e)	7,885,000	8,114,201
Mineral Resources Ltd 8.5% 5/1/2030 (e)	18,940,000	19,529,849
Mineral Resources Ltd 9.25% 10/1/2028 (e)	13,839,000	14,233,996
PLS Group Ltd 6.875% 5/1/2031 (e)	1,350,000	1,367,744

TOTAL AUSTRALIA		70,638,235
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (e)	10,730,000	10,728,391
CANADA - 1.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (e)	12,115,000	11,870,488
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (e)	39,005,000	36,649,149
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (e)	10,600,000	10,450,900
		58,970,537
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (e)	7,775,000	7,244,670
TOTAL CONSUMER DISCRETIONARY		66,215,207
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (e)	8,335,000	8,358,106
Teine Energy Ltd 6.875% 4/15/2029 (e)	8,990,000	8,991,681
TOTAL ENERGY		17,349,787
Industrials - 0.2%
Aerospace & Defense - 0.1%
Bombardier Inc 7.25% 7/1/2031 (e)	6,080,000	6,332,751
Bombardier Inc 8.75% 11/15/2030 (e)	9,040,000	9,525,629
		15,858,380
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (e)	7,895,000	7,690,523
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (e)	9,105,000	9,094,169
TOTAL INDUSTRIALS		32,643,072
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (e)	10,610,000	10,822,646
Open Text Holdings Inc 4.125% 12/1/2031 (e)	5,485,000	4,839,795
Open Text Holdings Inc 4.125% 2/15/2030 (e)	5,690,000	5,249,257
TOTAL INFORMATION TECHNOLOGY		20,911,698
Materials - 0.1%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (e)	8,160,000	8,412,895
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (e)	5,600,000	5,569,809
TOTAL MATERIALS		13,982,704
TOTAL CANADA		151,102,468
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.75% 4/15/2031 (e)	6,024,000	5,407,744
FRANCE - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 6.5% 10/15/2031 (e)	2,244,667	2,166,062
Altice France SA 6.5% 4/15/2032 (e)	63,936,793	61,886,788
Altice France SA 6.875% 10/15/2030 (e)	3,612,808	3,527,421
Altice France SA 6.875% 7/15/2032 (e)	84,195,958	81,737,327
TOTAL COMMUNICATION SERVICES		149,317,598
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (e)	11,205,000	11,699,824
TOTAL FRANCE		161,017,422
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (e)	1,725,000	1,589,288
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp Pte Ltd 5.5% 8/1/2029 (e)	9,095,000	8,829,835
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	3,684,000	3,674,856
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,085,000	6,065,738

TOTAL ISRAEL		9,740,594
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (e)	5,700,000	5,449,998
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
VZ Secured Financing BV 5% 1/15/2032 (e)	24,310,000	19,934,276
Ziggo BV 4.875% 1/15/2030 (e)	7,990,000	7,195,321

TOTAL NETHERLANDS		27,129,597
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (e)	6,075,000	5,927,325
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (e)	5,971,000	5,858,513
TOTAL SPAIN		11,785,838
SWITZERLAND - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (e)	5,950,000	5,847,485
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (e)	9,700,000	10,133,542
TOTAL SWITZERLAND		15,981,027
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (e)	13,719,000	13,663,712
UNITED KINGDOM - 0.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (e)	21,200,000	16,759,622
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (e)	4,205,000	4,316,341
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (e)	6,430,000	6,674,468
		10,990,809
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (e)	11,890,000	11,837,176
TOTAL CONSUMER DISCRETIONARY		22,827,985
Financials - 0.1%
Insurance - 0.1%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (e)	8,915,000	8,289,379
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (e)	6,495,000	6,240,887
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (e)	10,870,000	10,979,858
TOTAL UNITED KINGDOM		65,097,731
UNITED STATES - 37.8%
Communication Services - 5.0%
Diversified Telecommunication Services - 1.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (e)	29,800,000	31,670,129
Black Pearl Compute LLC 6.125% 2/15/2031 (e)	8,925,000	8,910,042
Cipher Compute LLC 7.125% 11/15/2030 (e)	12,955,000	13,214,243
Core Scientific Finance I LLC 7.75% 5/15/2031 (e)	23,785,000	23,290,873
Level 3 Financing Inc 7% 3/31/2034 (e)	39,540,000	40,220,800
Meridian Arc Holdco LLC 6.25% 4/30/2031 (e)	48,130,000	46,244,883
WULF Compute LLC 7.75% 10/15/2030 (e)	29,235,000	30,374,200
Yondr JK 1 LLC 6.875% 6/30/2031 (e)	5,970,000	5,685,907
		199,611,077
Entertainment - 0.4%
AP Core Holdings II LLC 11% 5/15/2031 (e)	29,905,000	31,221,179
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (e)	25,710,000	26,640,008
ROBLOX Corp 3.875% 5/1/2030 (e)	9,120,000	8,492,589
		66,353,776
Interactive Media & Services - 0.3%
Sopaipilla Investor LLC 7.534% 11/30/2048 (e)	48,215,000	49,974,065
Media - 3.0%
CSC Holdings LLC 3.375% 2/15/2031 (e)	74,170,000	41,027,536
CSC Holdings LLC 4.125% 12/1/2030 (e)	25,825,000	14,443,956
CSC Holdings LLC 4.5% 11/15/2031 (e)	68,095,000	37,718,238
CSC Holdings LLC 6.5% 2/1/2029 (e)	14,725,000	8,336,946
EchoStar Corp 10.75% 11/30/2029	149,905,256	162,152,908
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (i)	46,281,132	46,938,324
Nexstar Media Inc 6.5% 9/15/2033 (e)	23,730,000	23,608,377
Scripps Escrow II Inc 3.875% 1/15/2029 (e)	2,820,000	2,577,003
Sirius XM Radio LLC 3.875% 9/1/2031 (e)	12,130,000	10,946,639
Sirius XM Radio LLC 4% 7/15/2028 (e)	10,140,000	9,863,041
Sirius XM Radio LLC 5% 8/1/2027 (e)	6,900,000	6,890,005
Univision Communications Inc 4.5% 5/1/2029 (e)	12,060,000	11,420,225
Univision Communications Inc 7.375% 6/30/2030 (e)	39,140,000	38,970,144
Univision Communications Inc 8.5% 7/31/2031 (e)	21,160,000	21,113,160
Univision Communications Inc 8.875% 4/15/2033 (e)	14,185,000	13,734,266
Univision Communications Inc 9.375% 8/1/2032 (e)	13,620,000	13,604,122
		463,344,890
TOTAL COMMUNICATION SERVICES		779,283,808
Consumer Discretionary - 4.9%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7% 4/15/2028 (e)	5,935,000	6,024,026
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (e)	11,885,000	12,034,085
Dana Inc 4.25% 9/1/2030	4,463,000	4,453,861
Dana Inc 4.5% 2/15/2032	4,918,000	4,907,045
Dorman Products Inc 6.25% 6/15/2034 (e)	4,180,000	4,191,913
Hertz Corp/The 12.625% 7/15/2029 (e)	2,915,000	1,901,188
Hertz Corp/The 5.5% (c)(l)(o)	10,890,000	1
Hertz Corp/The 6% (c)(l)(o)	10,285,000	0
Hertz Corp/The 6.25% (c)(l)(o)	11,875,000	1
Hertz Corp/The 7.125% (c)(l)(o)	10,285,000	1
Nesco Holdings II Inc 5.5% 4/15/2029 (e)	14,525,000	14,421,431
		47,933,552
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (e)	3,550,000	3,296,125
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (e)	4,005,000	3,894,922
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (e)	1,785,000	1,821,421
		9,012,468
Broadline Retail - 0.2%
Angi Group LLC 3.875% 8/15/2028 (e)	5,530,000	4,720,103
Wayfair LLC 6.75% 11/15/2032 (e)	9,375,000	9,543,844
Wayfair LLC 7.125% 5/31/2034 (e)	5,545,000	5,696,329
Wayfair LLC 7.25% 10/31/2029 (e)	13,000,000	13,387,207
		33,347,483
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (e)	5,960,000	6,201,124
Diversified Consumer Services - 0.3%
Service Corp International/US 4% 5/15/2031	12,070,000	11,284,732
TKC Holdings Inc 8.5% 8/15/2030 (e)	34,855,000	35,630,489
		46,915,221
Hotels, Restaurants & Leisure - 2.6%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (e)	5,565,000	5,288,402
Boyd Gaming Corp 4.75% 6/15/2031 (e)	15,120,000	14,437,878
Boyne USA Inc 4.75% 5/15/2029 (e)	6,360,000	6,180,625
Carnival Corp Ltd 4% 8/1/2028 (e)	56,090,000	54,942,777
Carnival Corp Ltd 5.125% 5/1/2029 (e)	11,880,000	11,788,004
Carnival Corp Ltd 5.875% 6/15/2031 (e)	8,925,000	8,932,113
Carnival Corp Ltd 7% 8/15/2029 (e)	6,075,000	6,288,257
Churchill Downs Inc 5.75% 4/1/2030 (e)	14,970,000	14,925,717
Churchill Downs Inc 6.75% 5/1/2031 (e)	11,880,000	12,021,289
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (e)	25,865,000	25,149,056
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (e)	34,295,000	33,678,174
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (e)	5,595,000	5,361,991
Hilton Domestic Operating Co Inc 4% 5/1/2031 (e)	8,395,000	7,877,896
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	6,900,000	6,802,232
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (e)	8,920,000	8,738,004
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (e)	11,955,000	11,844,988
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (e)	8,555,000	8,619,924
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (e)	11,955,000	12,059,331
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	8,435,000	8,432,241
Jacobs Entertainment Inc 6.75% 2/15/2029 (e)	8,585,000	8,424,031
Light & Wonder International Inc 7.5% 9/1/2031 (e)	5,990,000	6,170,065
Lindblad Expeditions LLC 7% 9/15/2030 (e)	8,075,000	8,312,744
MGM Resorts International 4.75% 10/15/2028	11,125,000	11,014,136
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (e)	17,220,000	17,911,951
Neogen Food Safety Corp 8.625% 7/20/2030 (e)	5,205,000	5,448,115
Papa John's International Inc 3.875% 9/15/2029 (e)	5,560,000	5,198,820
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (e)	13,730,000	9,706,973
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (e)	2,100,000	1,391,672
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (e)	9,125,000	9,141,328
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (e)	12,110,000	12,313,305
Station Casinos LLC 4.625% 12/1/2031 (e)	9,135,000	8,589,521
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (e)	4,965,000	4,960,755
VOC Escrow Ltd 5% 2/15/2028 (e)	19,690,000	19,628,876
Yum! Brands Inc 4.625% 1/31/2032	11,975,000	11,376,368
		402,957,559
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (e)	8,940,000	8,488,139
Beazer Homes USA Inc 8% 1/15/2032 (e)	3,785,000	3,859,731
Installed Building Products Inc 5.625% 2/1/2034 (e)	8,935,000	8,624,947
LGI Homes Inc 8.75% 12/15/2028 (e)	6,060,000	6,221,705
Somnigroup International Inc 3.875% 10/15/2031 (e)	15,965,000	14,553,447
Somnigroup International Inc 4% 4/15/2029 (e)	15,925,000	15,306,953
Tri Pointe Homes Inc 5.7% 6/15/2028	14,380,000	14,385,263
		71,440,185
Specialty Retail - 0.8%
Asbury Automotive Group Inc 4.5% 3/1/2028	3,534,000	3,495,170
Asbury Automotive Group Inc 4.625% 11/15/2029 (e)	10,005,000	9,703,220
Asbury Automotive Group Inc 4.75% 3/1/2030	3,523,000	3,417,064
Asbury Automotive Group Inc 5% 2/15/2032 (e)	10,800,000	10,290,118
Bath & Body Works Inc 6.625% 10/1/2030 (e)	23,165,000	23,539,486
Bath & Body Works Inc 6.75% 7/1/2036	12,766,000	12,624,929
Bath & Body Works Inc 7.5% 6/15/2029	8,335,000	8,448,864
LBM Acquisition LLC 9.5% 6/15/2031 (e)	18,300,000	15,319,840
LCM Investments Holdings II LLC 8.25% 8/1/2031 (e)	7,185,000	7,485,592
Park River Holdings Inc 8% 3/15/2031 (e)	5,455,000	5,430,001
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (e)	14,865,000	15,019,715
Wand NewCo 3 Inc 7.625% 1/30/2032 (e)	12,115,000	12,438,337
		127,212,336
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (e)	6,075,000	5,583,849
Crocs Inc 4.25% 3/15/2029 (e)	8,675,000	8,344,175
Kontoor Brands Inc 4.125% 11/15/2029 (e)	5,320,000	5,078,716
		19,006,740
TOTAL CONSUMER DISCRETIONARY		764,026,668
Consumer Staples - 2.0%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (e)	6,360,000	6,380,505
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (e)	36,160,000	34,031,691
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (e)	44,700,000	42,668,443
C&S Group Enterprises LLC 5% 12/15/2028 (e)	8,615,000	7,924,103
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (e)	5,540,000	5,632,795
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (e)	33,960,000	35,369,714
Performance Food Group Inc 4.25% 8/1/2029 (e)	8,495,000	8,212,803
Performance Food Group Inc 5.625% 3/1/2034 (e)	11,895,000	11,538,116
US Foods Inc 4.625% 6/1/2030 (e)	7,520,000	7,306,619
US Foods Inc 7.25% 1/15/2032 (e)	5,990,000	6,189,125
		158,873,409
Food Products - 0.9%
B&G Foods Inc 11% 6/15/2031 (e)	5,985,000	5,311,503
B&G Foods Inc 8% 9/15/2028 (e)	5,680,000	5,552,897
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (e)	6,285,000	6,210,800
Darling Ingredients Inc 6% 6/15/2030 (e)	13,885,000	13,947,274
Fiesta Purchaser Inc 7.875% 3/1/2031 (e)	11,455,000	11,459,399
Fiesta Purchaser Inc 9.625% 9/15/2032 (e)	7,330,000	6,867,735
Lamb Weston Holdings Inc 4.125% 1/31/2030 (e)	12,150,000	11,567,883
Lamb Weston Holdings Inc 4.375% 1/31/2032 (e)	6,075,000	5,693,950
Post Holdings Inc 4.5% 9/15/2031 (e)	47,500,000	44,022,397
Post Holdings Inc 4.625% 4/15/2030 (e)	15,630,000	15,055,672
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (e)	8,340,000	8,061,606
		133,751,116
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (e)	1,993,000	1,746,269
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (e)	14,740,000	14,570,489
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC 4.75% 1/15/2029 (e)	8,760,000	8,602,085
		23,172,574
TOTAL CONSUMER STAPLES		323,923,873
Energy - 5.2%
Energy Equipment & Services - 0.4%
Nabors Industries Inc 7.625% 11/15/2032 (e)	5,965,000	6,084,114
Nabors Industries Inc 9.125% 1/31/2030 (e)	12,085,000	12,634,686
Noble Finance II LLC 8% 4/15/2030 (e)	4,663,000	4,820,545
SESI LLC 7.875% 9/30/2030 (e)	5,940,000	6,010,245
Transocean International Ltd 7.875% 10/15/2032 (e)	4,035,000	4,202,703
Transocean International Ltd 8.25% 5/15/2029 (e)	4,565,000	4,707,250
Transocean International Ltd 8.5% 5/15/2031 (e)	4,565,000	4,760,747
Transocean International Ltd 8.75% 2/15/2030 (e)	16,544,500	17,184,062
Valaris Ltd 8.375% 4/30/2030 (e)	5,985,000	6,196,276
		66,600,628
Oil, Gas & Consumable Fuels - 4.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (e)	9,060,000	9,031,691
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (e)	17,645,000	17,631,466
California Resources Corp 7.25% 1/15/2035 (e)	5,970,000	5,898,827
CITGO Petroleum Corp 8.375% 1/15/2029 (e)	26,350,000	27,067,774
CNX Midstream Partners LP 4.75% 4/15/2030 (e)	6,435,000	6,168,420
CNX Resources Corp 7.375% 1/15/2031 (e)	5,930,000	6,059,695
Comstock Resources Inc 5.875% 1/15/2030 (e)	32,085,000	30,227,653
Comstock Resources Inc 6.75% 3/1/2029 (e)	20,060,000	19,755,864
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (e)	27,225,000	26,507,319
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (e)	16,090,000	16,862,931
CVR Energy Inc 5.75% 2/15/2028 (e)	10,365,000	10,335,431
DT Midstream Inc 4.125% 6/15/2029 (e)	9,070,000	8,845,389
DT Midstream Inc 4.375% 6/15/2031 (e)	9,070,000	8,676,743
Energy Transfer LP 5.5% 6/1/2027	16,735,000	16,822,215
Energy Transfer LP 6% 2/1/2029 (e)	25,785,000	25,925,451
Energy Transfer LP 6.55% 1/15/2057 (i)	23,800,000	23,497,943
Energy Transfer LP 7.375% 2/1/2031 (e)	5,000,000	5,136,405
Expand Energy Corp 5.375% 3/15/2030	12,145,000	12,180,067
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (e)	5,200,000	5,265,910
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (e)	7,505,000	7,823,805
Hess Midstream Operations LP 4.25% 2/15/2030 (e)	9,875,000	9,455,424
Hess Midstream Operations LP 5.125% 6/15/2028 (e)	11,235,000	11,189,190
Hess Midstream Operations LP 5.5% 10/15/2030 (e)	6,060,000	6,038,465
HF Sinclair Corp 5% 2/1/2028	7,615,000	7,606,789
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (e)	12,280,000	12,316,337
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (e)	9,040,000	9,035,043
Kinetik Holdings LP 5.875% 6/15/2030 (e)	9,060,000	9,070,038
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (e)	6,030,000	6,043,984
Murphy Oil USA Inc 3.75% 2/15/2031 (e)	5,300,000	4,928,590
Murphy Oil USA Inc 4.75% 9/15/2029	6,860,000	6,738,062
Northern Oil & Gas Inc 7.875% 10/15/2033 (e)	10,995,000	11,002,872
Northern Oil & Gas Inc 8.75% 6/15/2031 (e)	11,950,000	12,315,686
Occidental Petroleum Corp 7.2% 3/15/2029	3,964,000	4,151,787
ONEOK Inc 6.5% 9/1/2030 (e)	17,745,000	18,504,628
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (e)	14,905,000	15,136,803
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (e)	25,400,000	26,360,628
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (e)	14,650,000	15,695,702
Permian Resources Operating LLC 5.875% 7/1/2029 (e)	8,645,000	8,648,890
SM Energy Co 6.625% 1/15/2027	21,320,000	21,358,568
SM Energy Co 8.625% 11/1/2030 (e)	12,020,000	12,617,851
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	12,185,000	11,755,518
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	10,170,000	9,900,875
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (e)	5,990,000	6,094,178
Sunoco LP 4.5% 10/1/2029 (e)	8,995,000	8,712,193
Sunoco LP 4.625% 5/1/2030 (e)	12,175,000	11,722,953
Sunoco LP 6.625% 8/15/2032 (e)	6,030,000	6,087,333
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (e)	595,000	594,297
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (e)	11,485,000	11,301,036
Talos Production Inc 9.375% 2/1/2031 (e)	6,055,000	6,383,908
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	10,360,000	10,246,015
Unit Corp 0% 12/1/2029 (Escrow) (c)	2,202,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (e)	7,585,000	7,213,079
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (e)	7,585,000	7,026,209
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (e)	8,925,000	9,066,396
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (e)	47,430,000	48,941,168
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (e)	9,400,000	9,694,511
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (e)	29,645,000	31,029,303
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (e)	13,130,000	14,246,299
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (e)	13,420,000	14,872,742
		742,824,349
TOTAL ENERGY		809,424,977
Financials - 4.7%
Capital Markets - 0.6%
Bank of New York Mellon Corp/The 6.15% (i)(o)	22,230,000	22,040,280
Broadstreet Partners Group LLC 5.875% 4/15/2029 (e)	15,505,000	15,160,011
Coinbase Global Inc 3.375% 10/1/2028 (e)	29,675,000	28,166,098
Coinbase Global Inc 3.625% 10/1/2031 (e)	18,050,000	15,609,555
Hightower Holding LLC 6.75% 4/15/2029 (e)	5,945,000	5,922,841
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (e)	8,740,000	8,479,774
MSCI Inc 4% 11/15/2029 (e)	3,245,000	3,129,538
		98,508,097
Consumer Finance - 1.3%
Ally Financial Inc 8% 11/1/2031	144,500,000	159,462,906
Ally Financial Inc 8% 11/1/2031	20,638,000	22,834,125
OneMain Finance Corp 4% 9/15/2030	5,610,000	5,143,548
OneMain Finance Corp 5.375% 11/15/2029	9,400,000	9,186,450
OneMain Finance Corp 6.625% 1/15/2028	7,305,000	7,374,960
OneMain Finance Corp 7.875% 3/15/2030	6,055,000	6,268,069
		210,270,058
Financial Services - 0.6%
Block Inc 3.5% 6/1/2031	12,070,000	11,004,610
Block Inc 5.625% 8/15/2030 (e)	13,300,000	13,231,959
Block Inc 6% 8/15/2033 (e)	10,515,000	10,427,607
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (e)	7,635,000	7,647,559
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	11,165,000	9,719,355
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	26,065,000	25,898,393
MGIC Investment Corp 5.25% 8/15/2028	7,710,000	7,697,862
NCR Atleos Corp 9.5% 4/1/2029 (e)	8,995,000	9,539,602
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (e)	4,945,000	4,952,002
		100,118,949
Insurance - 2.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (e)	18,000,000	16,263,720
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (e)	10,395,000	9,550,894
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (e)	10,230,000	9,894,029
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (e)	37,345,000	35,808,806
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (e)	11,125,000	10,998,155
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (e)	9,115,000	8,973,563
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (e)	5,945,000	5,939,981
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (e)	44,072,000	44,270,765
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (e)	19,280,000	19,564,380
AmWINS Group Inc 4.875% 6/30/2029 (e)	8,805,000	8,475,373
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (e)	14,875,000	15,047,937
CRC Insurance Group LLC 7.125% 6/1/2031 (e)	33,130,000	33,067,610
HUB International Ltd 5.625% 12/1/2029 (e)	36,135,000	35,993,021
HUB International Ltd 7.25% 6/15/2030 (e)	38,895,000	40,048,976
HUB International Ltd 7.375% 1/31/2032 (e)	32,930,000	33,679,157
USI Inc/NY 7.5% 1/15/2032 (e)	8,005,000	8,169,831
		335,746,198
TOTAL FINANCIALS		744,643,302
Health Care - 2.9%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (e)	6,075,000	5,795,407
Bausch + Lomb Corp 8.375% 10/1/2028 (e)	11,980,000	12,279,500
		18,074,907
Health Care Providers & Services - 1.7%
Accendra Health Inc 9% 6/15/2032 (e)	6,273,278	5,986,993
Accendra Health Inc 9.75% 6/15/2033 (e)	4,952,760	3,145,003
Charlotte Buyer Inc 8% 6/30/2031 (e)	5,580,000	5,641,150
CHS/Community Health Systems Inc 10.875% 1/15/2032 (e)	11,086,000	11,693,468
CHS/Community Health Systems Inc 4.75% 2/15/2031 (e)	13,713,000	12,231,921
CHS/Community Health Systems Inc 5.25% 5/15/2030 (e)	18,245,000	16,847,648
CHS/Community Health Systems Inc 6% 1/15/2029 (e)	8,490,000	8,341,425
DaVita Inc 3.75% 2/15/2031 (e)	4,180,000	3,855,676
DaVita Inc 4.625% 6/1/2030 (e)	31,515,000	30,378,361
HAH Group Holding Co LLC 9.75% 10/1/2031 (e)	9,035,000	8,199,263
HealthEquity Inc 4.5% 10/1/2029 (e)	6,410,000	6,212,996
Molina Healthcare Inc 3.875% 11/15/2030 (e)	10,465,000	9,677,118
Molina Healthcare Inc 3.875% 5/15/2032 (e)	12,160,000	10,873,836
Molina Healthcare Inc 4.375% 6/15/2028 (e)	7,525,000	7,364,991
National Mentor Holdings Inc 10.5% 12/15/2030 (e)	11,900,000	12,550,371
Surgery Center Holdings Inc 7.25% 4/15/2032 (e)	6,785,000	6,806,132
Tenet Healthcare Corp 4.25% 6/1/2029	17,640,000	17,104,758
Tenet Healthcare Corp 4.375% 1/15/2030	43,755,000	42,202,565
Tenet Healthcare Corp 5.125% 11/1/2027	18,070,000	18,059,593
Tenet Healthcare Corp 6.125% 6/15/2030	30,025,000	30,179,959
Tenet Healthcare Corp 6.75% 5/15/2031	6,005,000	6,124,067
		273,477,294
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (e)	12,070,000	12,055,159
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (e)	10,515,000	10,047,352
Charles River Laboratories International Inc 4% 3/15/2031 (e)	12,085,000	11,273,478
Charles River Laboratories International Inc 4.25% 5/1/2028 (e)	3,400,000	3,335,477
		24,656,307
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (e)	67,915,000	69,425,974
Jazz Securities DAC 4.375% 1/15/2029 (e)	12,305,000	12,046,271
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (e)	21,010,000	20,676,244
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (e)	18,260,000	18,072,993
		120,221,482
TOTAL HEALTH CARE		448,485,149
Industrials - 5.5%
Aerospace & Defense - 1.7%
ATI Inc 4.875% 10/1/2029	6,080,000	5,981,961
ATI Inc 5.125% 10/1/2031	5,395,000	5,267,906
ATI Inc 5.875% 6/15/2033	8,925,000	8,979,532
ATI Inc 7.25% 8/15/2030	5,985,000	6,170,840
TransDigm Inc 4.625% 1/15/2029	38,080,000	37,327,928
TransDigm Inc 4.875% 5/1/2029	25,000,000	24,556,806
TransDigm Inc 6.125% 7/31/2034 (e)	16,275,000	16,092,203
TransDigm Inc 6.25% 1/31/2034 (e)	4,715,000	4,761,339
TransDigm Inc 6.375% 3/1/2029 (e)	15,065,000	15,246,247
TransDigm Inc 6.375% 5/31/2033 (e)	35,000,000	34,991,135
TransDigm Inc 6.625% 3/1/2032 (e)	6,065,000	6,166,467
TransDigm Inc 6.75% 1/31/2034 (e)	17,840,000	18,130,310
TransDigm Inc 6.75% 8/15/2028 (e)	27,225,000	27,395,156
TransDigm Inc 6.875% 12/15/2030 (e)	47,905,000	49,106,171
TransDigm Inc 7.125% 12/1/2031 (e)	12,085,000	12,464,952
		272,638,953
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (e)	14,880,000	15,254,083
Building Products - 0.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (e)	6,050,000	6,095,853
APi Group DE Inc 5.75% 6/1/2034 (e)	8,965,000	8,775,097
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (e)	9,120,000	8,979,517
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (e)	4,125,000	3,817,455
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	8,020,000	7,789,961
		35,457,883
Commercial Services & Supplies - 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (e)	7,690,000	7,562,791
Artera Services LLC 8.5% 2/15/2031 (e)	28,205,000	25,693,063
Brand Industrial Services Inc 10.375% 8/1/2030 (e)	44,695,000	38,706,871
Brink's Co/The 4.625% 10/15/2027 (e)	12,180,000	12,101,641
Clean Harbors Inc 6.375% 2/1/2031 (e)	4,960,000	5,010,882
Core & Main LP 6% 7/1/2034 (e)	8,385,000	8,338,153
CoreCivic Inc 8.25% 4/15/2029	34,400,000	35,713,495
GEO Group Inc/The 10.25% 4/15/2031	26,520,000	28,599,168
GEO Group Inc/The 8.625% 4/15/2029	21,310,000	22,215,526
GFL Environmental Inc 4% 8/1/2028 (e)	9,105,000	8,878,811
GFL Environmental Inc 4.75% 6/15/2029 (e)	12,095,000	11,785,163
GFL Environmental Inc 6.75% 1/15/2031 (e)	8,975,000	9,083,606
Madison IAQ LLC 4.125% 6/30/2028 (e)	11,390,000	11,150,168
Madison IAQ LLC 5.875% 6/30/2029 (e)	9,085,000	9,085,227
Neptune Bidco US Inc 10.375% 5/15/2031 (e)	12,700,000	13,296,189
Neptune Bidco US Inc 9.29% 4/15/2029 (e)	62,340,000	63,514,722
Neptune Bidco US Inc 9.5% 2/15/2033 (e)	16,650,000	16,960,922
Reworld Holding Corp 4.875% 12/1/2029 (e)	26,475,000	25,125,898
Williams Scotsman Inc 7.375% 10/1/2031 (e)	5,590,000	5,763,508
		358,585,804
Construction & Engineering - 0.1%
Arcosa Inc 4.375% 4/15/2029 (e)	8,410,000	8,217,539
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (e)	2,282,000	2,195,990
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (e)	27,335,000	26,984,691
XPO Inc 6.25% 6/1/2028 (e)	5,950,000	5,994,554
XPO Inc 7.125% 2/1/2032 (e)	9,085,000	9,366,526
		42,345,771
Machinery - 0.2%
Allison Transmission Inc 5.875% 6/1/2029 (e)	7,960,000	7,985,703
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(i)	18,746,254	20,124,272
		28,109,975
Passenger Airlines - 0.4%
American Airlines Inc 7.25% 2/15/2028 (e)	19,595,000	19,758,736
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (e)	27,339,583	27,189,244
United Airlines Inc 4.625% 4/15/2029 (e)	18,025,000	17,712,917
		64,660,897
Professional Services - 0.1%
TriNet Group Inc 3.5% 3/1/2029 (e)	8,865,000	8,367,398
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (e)	9,065,000	9,445,050
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (e)	2,860,000	2,885,188
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (e)	6,975,000	7,275,867
		19,606,105
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc 8.75% 4/30/2034 (e)	5,650,000	5,607,544
TOTAL INDUSTRIALS		861,047,942
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (e)	9,495,000	9,290,740
CPI CG Inc 10% 7/15/2029 (e)	5,072,000	5,321,542
TTM Technologies Inc 4% 3/1/2029 (e)	8,870,000	8,522,473
		23,134,755
IT Services - 0.9%
CoreWeave Inc 9% 2/1/2031 (e)	24,840,000	22,422,914
CoreWeave Inc 9.25% 6/1/2030 (e)	44,700,000	41,774,671
CoreWeave Inc 9.625% 7/15/2032 (e)	11,135,000	9,966,174
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (e)	11,810,000	11,049,945
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (e)	9,345,000	9,329,400
Sabre GLBL Inc 11.125% 7/15/2030 (e)	30,145,000	29,014,563
Twilio Inc 3.625% 3/15/2029	9,995,000	9,586,517
Twilio Inc 3.875% 3/15/2031	10,460,000	9,740,297
		142,884,481
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp 3.875% 9/1/2028 (e)	11,065,000	10,674,315
Synaptics Inc 4% 6/15/2029 (e)	7,015,000	6,889,126
Wolfspeed Inc 15.875% 6/23/2030 pay-in-kind (e)(i)	3,869,889	4,251,539
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (i)	11,459,645	9,826,646
		31,641,626
Software - 1.0%
Cloud Software Group LLC 6.5% 3/31/2029 (e)	82,555,000	80,669,701
Crowdstrike Holdings Inc 3% 2/15/2029	8,870,000	8,426,822
Elastic NV 4.125% 7/15/2029 (e)	24,245,000	23,101,468
Fair Isaac Corp 4% 6/15/2028 (e)	2,910,000	2,812,178
NCR Voyix Corp 5% 10/1/2028 (e)	5,530,000	5,356,817
NCR Voyix Corp 5.125% 4/15/2029 (e)	2,583,000	2,504,528
Oracle Corp 3.8% 11/15/2037	9,470,000	7,137,086
PTC Inc 4% 2/15/2028 (e)	6,575,000	6,429,231
UKG Inc 6.875% 2/1/2031 (e)	9,090,000	8,906,046
		145,343,877
TOTAL INFORMATION TECHNOLOGY		343,004,739
Materials - 1.6%
Chemicals - 0.7%
Ingevity Corp 3.875% 11/1/2028 (e)	11,105,000	10,710,689
LSB Industries Inc 6.25% 10/15/2028 (e)	21,105,000	21,059,403
Olympus Water US Holding Corp 4.25% 10/1/2028 (e)	15,305,000	14,773,280
Olympus Water US Holding Corp 7.25% 2/15/2033 (e)	29,715,000	29,107,899
Scih Salt Hldgs Inc 4.875% 5/1/2028 (e)	7,820,000	7,819,609
Scotts Miracle-Gro Co/The 4% 4/1/2031	11,945,000	11,100,279
Tronox Inc 4.625% 3/15/2029 (e)	13,295,000	8,168,561
		102,739,720
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (e)	24,115,000	25,250,672
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (e)	5,915,000	5,686,208
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (e)	11,830,000	11,230,872
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (e)	5,945,000	5,985,081
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (e)	7,185,000	7,141,650
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (e)	8,855,000	8,432,636
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (e)	44,650,000	42,672,188
Crown Cork & Seal Co Inc 7.5% 12/15/2096	12,871,000	12,066,563
Graphic Packaging International LLC 3.75% 2/1/2030 (e)	7,880,000	7,345,292
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (e)	5,930,000	6,048,007
Trident TPI Holdings Inc 12.75% 12/31/2028 (e)	5,870,000	5,733,336
		112,341,833
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (e)	6,925,000	6,687,146
Arsenal AIC Parent LLC 8% 10/1/2030 (e)	7,040,000	7,314,074
Commercial Metals Co 3.875% 2/15/2031	6,135,000	5,711,087
Roller Bearing Co of America Inc 4.375% 10/15/2029 (e)	4,375,000	4,239,658
		23,951,965
TOTAL MATERIALS		264,284,190
Real Estate - 1.7%
Diversified REITs - 0.7%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (e)	9,100,000	8,646,721
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (e)	7,365,000	7,027,449
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (e)	31,410,000	31,290,881
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (e)	14,000,000	13,807,678
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (e)	11,195,000	10,855,981
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (e)	21,450,000	21,421,867
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (e)	12,240,000	11,960,538
		105,011,115
Health Care REITs - 0.4%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	11,190,000	7,636,821
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	18,080,000	14,488,786
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	38,043,000	36,906,705
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (e)	9,100,000	9,248,421
		68,280,733
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (e)	11,860,000	12,707,231
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (e)	5,305,000	5,491,137
Taylor Morrison Communities Inc 5.125% 8/1/2030 (e)	10,725,000	10,698,038
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (e)	5,045,000	4,958,007
		33,854,413
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (e)	22,025,000	20,845,422
Iron Mountain Inc 4.875% 9/15/2029 (e)	24,110,000	23,522,447
SBA Communications Corp 3.125% 2/1/2029	13,305,000	12,703,693
SBA Communications Corp 3.875% 2/15/2027	17,015,000	16,902,670
		73,974,232
TOTAL REAL ESTATE		281,120,493
Utilities - 2.1%
Electric Utilities - 1.6%
Clearway Energy Operating LLC 3.75% 1/15/2032 (e)	6,075,000	5,453,309
Clearway Energy Operating LLC 3.75% 2/15/2031 (e)	13,295,000	12,195,477
Clearway Energy Operating LLC 4.75% 3/15/2028 (e)	6,920,000	6,829,434
NRG Energy Inc 3.375% 2/15/2029 (e)	5,145,000	4,883,057
NRG Energy Inc 3.625% 2/15/2031 (e)	10,215,000	9,412,396
NRG Energy Inc 3.875% 2/15/2032 (e)	1,254,000	1,147,163
NRG Energy Inc 5.75% 1/15/2028	9,000,000	9,003,996
NRG Energy Inc 5.75% 1/15/2034 (e)	11,885,000	11,574,840
NRG Energy Inc 5.875% 5/15/2034 (e)	8,335,000	8,182,470
NRG Energy Inc 6% 1/15/2036 (e)	23,775,000	23,260,864
NRG Energy Inc 6% 2/1/2033 (e)	4,240,000	4,227,253
NRG Energy Inc 6.125% 5/15/2036 (e)	8,910,000	8,795,109
NRG Energy Inc 6.25% 11/1/2034 (e)	5,090,000	5,076,587
Pacific Gas and Electric Co 3.75% 7/1/2028	2,867,500	2,814,005
Pacific Gas and Electric Co 3.95% 12/1/2047	10,826,000	7,624,402
Pacific Gas and Electric Co 4% 12/1/2046	13,774,000	9,875,937
Pacific Gas and Electric Co 4.3% 3/15/2045	5,995,000	4,560,842
PG&E Corp 5% 7/1/2028	22,000,000	21,792,351
PG&E Corp 5.25% 7/1/2030	8,330,000	8,192,037
Vistra Operations Co LLC 4.375% 5/1/2029 (e)	23,230,000	22,666,596
Vistra Operations Co LLC 5% 7/31/2027 (e)	22,585,000	22,577,443
Vistra Operations Co LLC 7.75% 10/15/2031 (e)	11,985,000	12,494,554
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (e)	6,060,000	6,249,603
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (e)	17,040,000	17,844,816
		246,734,541
Gas Utilities - 0.3%
Southern Natural Gas Co LLC 7.35% 2/15/2031	23,497,000	25,456,182
Southern Natural Gas Co LLC 8% 3/1/2032	12,475,000	14,043,330
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (e)	12,070,000	11,372,665
		50,872,177
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (e)	8,910,000	8,706,815
Sunnova Energy Corp 11.75% (c)(e)(l)	18,140,000	90,700
Sunnova Energy Corp 5.875% (c)(e)(l)	3,020,000	7,550
Talen Energy Supply LLC 6.25% 2/1/2034 (e)	8,920,000	8,748,834
Talen Energy Supply LLC 6.5% 2/1/2036 (e)	8,920,000	8,808,728
		26,362,627
TOTAL UTILITIES		323,969,345
TOTAL UNITED STATES		5,943,214,486
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 6.375% 2/15/2036 (e)	26,355,000	25,400,949
First Quantum Minerals Ltd 7.25% 2/15/2034 (e)	7,855,000	7,985,098
First Quantum Minerals Ltd 8.625% 6/1/2031 (e)	21,965,000	22,788,688

TOTAL ZAMBIA		56,174,735
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,612,142,822)		6,557,551,101

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (i)(j)	2,912	4,570,353
Information Technology - 0.6%
Software - 0.6%
Strategy Inc 10.25% (n)	699,121	62,557,347
Strategy Inc Series A, 10%	337,663	31,996,946
TOTAL INFORMATION TECHNOLOGY		94,554,293
TOTAL UNITED STATES		99,124,646
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $100,359,914)		99,124,646

Preferred Securities - 4.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.0%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP 6.5% (i)(o)	22,875,000	23,184,694
Energy Transfer LP 6.625% (i)(o)	37,985,000	39,259,580
Energy Transfer LP Series G, 7.125% (i)(o)	32,035,000	33,363,074
TOTAL ENERGY		95,807,348
Financials - 3.4%
Banks - 2.6%
Bank of America Corp 5.875% (i)(o)	102,630,000	105,230,396
Bank of America Corp 6.25% (i)(o)	67,788,000	67,922,696
Citigroup Inc 6.5% (i)(o)	29,740,000	30,096,947
Citigroup Inc 6.625% (i)(o)	26,875,000	27,374,368
Citigroup Inc 6.75% (i)(o)	17,850,000	18,125,427
Citigroup Inc 6.875% (i)(o)	3,818,000	3,910,514
Citigroup Inc 6.95% (i)(o)	14,900,000	15,250,954
Citigroup Inc 7% (i)(o)	13,670,000	14,177,047
JPMorgan Chase & Co 6.1% (i)(o)	59,565,000	59,624,531
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4704% (i)(j)(o)	26,340,000	26,554,638
Wells Fargo & Co 6.125% (i)(o)	29,715,000	29,927,159
Wells Fargo & Co 6.85% (i)(o)	8,925,000	9,265,405
		407,460,082
Capital Markets - 0.4%
Goldman Sachs Group Inc/The 6.5% (i)(o)	40,435,000	40,131,162
Goldman Sachs Group Inc/The 6.85% (i)(o)	20,875,000	21,806,588
		61,937,750
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (i)(o)	7,055,000	6,886,944
Ally Financial Inc 7.1% (i)(o)	5,950,000	6,089,742
		12,976,686
Insurance - 0.3%
Alliant Holdings LP 10.5% (c)(i)(o)	47,576,998	47,457,409
TOTAL FINANCIALS		529,831,927
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (i)(o)	2,595,000	2,607,182
TOTAL UNITED STATES		628,246,457
TOTAL PREFERRED SECURITIES (Cost $622,806,933)		628,246,457

Money Market Funds - 19.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.69	3,096,334,404	3,096,953,671
Fidelity Securities Lending Cash Central Fund (q)(r)	3.72	15,007,655	15,009,155
TOTAL MONEY MARKET FUNDS (Cost $3,111,907,689)			3,111,962,826

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $14,190,053,318)	15,613,337,526
NET OTHER ASSETS (LIABILITIES) - 0.6%	95,835,377
NET ASSETS - 100.0%	15,709,172,903

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,301,949,540 or 33.8% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $373,186,608 or 2.4% of net assets.

(g)	A portion of the security sold on a delayed delivery basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Non-income producing - Security is in default.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,223,323 and $2,217,764, respectively.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Affiliated fund.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,230,209.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/1997 - 1/12/1999	21,591,597

Fidelity Private Credit Company LLC	4/15/2026	600,000

Fidelity Private Credit Company LLC	4/15/2022 - 3/28/2025	378,469,472

New Cotai LLC / New Cotai Capital Corp	9/11/2020	16,677,424

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,549,495,163	1,080,418,572	532,960,355	26,653,750	(8,531)	8,822	3,096,953,671	3,096,334,404
Fidelity Private Credit Company LLC	356,236,104	-	-	17,951,577	-	(4,522,123)	351,713,981	38,033,001
Fidelity Private Credit Company LLC	600,864	-	-	-	-	17,340	618,204	60,000
Fidelity Securities Lending Cash Central Fund	108,971,119	131,847,579	225,809,542	184,891	-	(1)	15,009,155	15,007,655
	3,015,303,250	1,212,266,151	758,769,897	44,790,218	(8,531)	(4,495,962)	3,464,295,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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